Statements of Cash Flows (Unaudited) (Quarterly Report [Member], USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Quarterly Report [Member]
Net Income (Loss)	$ (527,780)	$ (3,617,993)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	5,871	1,399
Gain on sale of assets		(6,500,000)
Changes in assets and liabilities:
Accounts receivable	137,471	230,193
Prepaid expenses and other current assets	(62,045)	332,144
Other assets	(40,739)	(205,336)
Accounts payable and accrued liabilities	11,443	(241,060)
Accrued legal settlement		(38,486)
Net cash used in operating activities	(475,779)	(2,803,153)
Cash Flows From Investing Activities
Proceeds from sale of assets		6,200,000
Net cash provided by investing activities		6,200,000
Cash Flows From Financing Activities
Overdraft		(20,475)
Repayment of long term debt		(494,194)
Loans payable - related parties		(46,000)
Dividends paid		(1,431,146)
Net cash (used in) provided by financing activities		(1,991,815)
Net (decrease) increase in cash	(475,779)	1,405,032
Cash - Beginning of year	927,895	13,699
Cash - End of year	452,116	1,418,731
Supplemental cash flow information:
Cash paid for interest		6,797
Cash paid for income taxes		$ 1,613,568